Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Condensed Parent Company Balance Sheets

CONDENSED PARENT COMPANY BALANCE SHEETS

	As of December 31,
	2024	2025
ASSETS
Cash	$33	$1,520
Prepaid expenses and other current assets, net	7,198	29,879
Investment in subsidiaries	5,943	1,879
Total assets	$13,174	$33,278

LIABILITIES AND SHAREHOLDERS’ EQUITY
Accrued expenses and other current liabilities	335	678
Warrant liabilities	947	50
Total liabilities	1,282	728

Shareholders’ equity
Class A Ordinary shares (par value of $0.0001 per share; 400,000,000 Class A Ordinary shares authorized as of December 31, 2024 and 2025, respectively; 51,845,493 and 51,645,493 Class A Ordinary shares issued and outstanding as of December 31, 2024; 59,608,351 and 55,969,794 Class A Ordinary shares issued and outstanding as of December 31, 2025)	5	6
Class B Ordinary shares (par value of $0.0001 per share; 100,000,000 Class B Ordinary shares authorized as of December 31, 2024 and 2025, respectively; 46,659,565 and 46,039,565 Class B Ordinary shares issued and outstanding as of December 31, 2024 and 2025, respectively)	5	5
Additional paid in capital	208,701	233,014
Accumulated deficit	(196,819)	(200,475)
Total shareholders’ equity	11,892	32,550
TOTAL LIABILITIES AND EQUITY	$13,174	$33,278

Schedule of Condensed Parent Company Statements of Operations

CONDENSED PARENT COMPANY STATEMENTS OF OPERATIONS

	For the years ended December 31,
	2023	2024	2025
Operating loss:
Selling expenses	$(1)	$-	$(69)
General and administrative expenses	(10,723)	(32,536)	(2,578)
Research and development expenses	(500)	(31,020)	-
Share of loss of subsidiaries	(14,581)	(4,206)	(1,634)
Total operating costs and expenses	(25,805)	(67,762)	(4,281)

Financial expenses, net	(478)	(615)	(558)
Change of fair value of warrant liabilities	(629)	(286)	897
Total other (loss) income, net	(1,107)	(901)	339

Loss before income tax expense	(26,912)	(68,663)	(3,942)
Income tax expense	-	-	-
Net loss	$(26,912)	$(68,663)	$(3,942)

Schedule of Condensed Parent Company Statements of Cash Flow

CONDENSED PARENT COMPANY STATEMENTS OF CASH FLOW

	For the years ended December 31,
	2023	2024	2025
Cash flows used in operating activities	$(1,177)	$(1,992)	$(24,384)
Cash flows used in investing activities	(6,000)	-	-
Cash flows provided by financing activities	9,202	-	25,871
Net increase (decrease) in cash	2,025	(1,992)	1,487
Cash at beginning of year	-	2,025	33
Cash at end of year	$2,025	$33	$1,520